Taxes Payable - Summary of taxes payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Taxes Payable [Line Items]
Non current	$ 201	$ 215	$ 1,428
Current	14,671	15,764	11,437
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	2,002	3,523	3,532
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	3,251	1,838	2,070
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	6,304	3,886	1,268
Tax on Fuels [member]
Disclosure of Taxes Payable [Line Items]
Current	711	3,142	635
IIBB [member]
Disclosure of Taxes Payable [Line Items]
Current	322	227	512
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Non current	201	215	1,428
Current	$ 2,081	$ 3,148	$ 3,420